Shareholder Report, Holdings (Details)	May 31, 2024
C000198221 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[1]
C000198221 [Member] | Sony Group Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[1]
C000198221 [Member] | Beiersdorf AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[1]
C000198221 [Member] | Deutsche Telekom AG Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[1]
C000198221 [Member] | Canadian Pacific Kansas City Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[1]
C000198221 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[1]
C000198221 [Member] | Recruit Holdings Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[1]
C000198221 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[1]
C000198221 [Member] | Canadian National Railway Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[1]
C000198221 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[1]
C000198221 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000198221 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000198221 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000198221 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000198221 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000198221 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000198221 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000198221 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000198221 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000198221 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000198221 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000198221 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000198221 [Member] | Short Term Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000005984 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[2]
C000005984 [Member] | Sony Group Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[2]
C000005984 [Member] | Beiersdorf AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[2]
C000005984 [Member] | Deutsche Telekom AG Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[2]
C000005984 [Member] | Canadian Pacific Kansas City Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[2]
C000005984 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[2]
C000005984 [Member] | Recruit Holdings Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[2]
C000005984 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[2]
C000005984 [Member] | Canadian National Railway Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[2]
C000005984 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[2]
C000005984 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000005984 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000005984 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000005984 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000005984 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000005984 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000005984 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000005984 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000005984 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000005984 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000005984 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000005984 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000005984 [Member] | Short Term Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000005983 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[3]
C000005983 [Member] | Sony Group Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[3]
C000005983 [Member] | Beiersdorf AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[3]
C000005983 [Member] | Deutsche Telekom AG Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[3]
C000005983 [Member] | Canadian Pacific Kansas City Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[3]
C000005983 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[3]
C000005983 [Member] | Recruit Holdings Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[3]
C000005983 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[3]
C000005983 [Member] | Canadian National Railway Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[3]
C000005983 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[3]
C000005983 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000005983 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000005983 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000005983 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000005983 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000005983 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000005983 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000005983 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000005983 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000005983 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000005983 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000005983 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000005983 [Member] | Short Term Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000101856 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[4]
C000101856 [Member] | Sony Group Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[4]
C000101856 [Member] | Beiersdorf AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[4]
C000101856 [Member] | Deutsche Telekom AG Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[4]
C000101856 [Member] | Canadian Pacific Kansas City Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[4]
C000101856 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[4]
C000101856 [Member] | Recruit Holdings Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[4]
C000101856 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[4]
C000101856 [Member] | Canadian National Railway Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[4]
C000101856 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[4]
C000101856 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000101856 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000101856 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000101856 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000101856 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000101856 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000101856 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000101856 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000101856 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000101856 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000101856 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000101856 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000101856 [Member] | Short Term Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000005981 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[5]
C000005981 [Member] | Sony Group Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[5]
C000005981 [Member] | Beiersdorf AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[5]
C000005981 [Member] | Deutsche Telekom AG Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[5]
C000005981 [Member] | Canadian Pacific Kansas City Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[5]
C000005981 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[5]
C000005981 [Member] | Recruit Holdings Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[5]
C000005981 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[5]
C000005981 [Member] | Canadian National Railway Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[5]
C000005981 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[5]
C000005981 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000005981 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000005981 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000005981 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000005981 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000005981 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000005981 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000005981 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000005981 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000005981 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000005981 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000005981 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000005981 [Member] | Short Term Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%

[1]	Excludes short-term securities.
[2]	Excludes short-term securities.
[3]	Excludes short-term securities.
[4]	Excludes short-term securities.
[5]	Excludes short-term securities.